Note Payable (Details Narrative) - Notes Payable to Banks [Member] - Paycheck Protection Program Loan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Apr. 27, 2020
Debt Instrument [Line Items]
Aggregate amount		$ 38,000
Note payable	$ 38,000
Gain on forgiveness of debt	$ 38,000